RESTRUCTURING CHARGES (Details Textuals) $ in Millions	3 Months Ended					6 Months Ended		19 Months Ended	68 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 21, 2016 T	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 12, 2014 T	Dec. 31, 2011 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 8.2	$ 92.8	$ 0.7	$ 1.2	$ 101.0	$ 1.9		$ 137.7
Inception to date Amounts Utilized (cash)									35.0
Inception to date Amounts Utilized (non-cash)									84.6
Accrued restructuring costs	$ 17.4	17.4		8.9		17.4	8.9	$ 17.4	17.4		$ 6.7	$ 15.7
Chlor Alkali Products and Vinyls Capacity Reductions
Restructuring Cost and Reserve [Line Items]
Total Product Segment Production Capacity Decrease | T										433,000
Henderson Product Segment Production Capacity Decrease | T										153,000
Niagara Product Segment Production Capacity | T										300,000
Reduced Niagara Segment Production Capacity | T										240,000
Freeport Product Segment Production Capacity Decrease | T										220,000
Restructuring charges	100.1	7.9				100.1
Additional restructuring and related expected cost	45.0	45.0				45.0		45.0	45.0
Chlor Alkali Products Becancour
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.1		0.4		0.4	1.6	12.4
Additional restructuring and related expected cost	4.0	4.0				4.0		4.0	4.0
Tonnage reduction in chlor alkali manufacutring capactiy (in tons) | T													185,000
Winchester Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.2		$ 0.3		0.5	$ 0.3		25.2
Additional restructuring and related expected cost	0.7	0.7				0.7		0.7	0.7
Estimated Project Cost For Plant Relocation	110.0	110.0				110.0		110.0	110.0
Estimated Capital Spending For Facility Relocation	$ 80.0	$ 80.0				80.0		$ 80.0	$ 80.0
Government Grants for Facility Relocation Capital Spending														$ 31.0
Winchester Segment | Minimum
Restructuring Cost and Reserve [Line Items]
Forecast to reduce Winchester's annual operating costs						35.0
Winchester Segment | Maximum
Restructuring Cost and Reserve [Line Items]
Forecast to reduce Winchester's annual operating costs						$ 40.0